INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Text Block]

NOTE 8 – INCOME TAXES

No provision for federal income taxes has been recognized for the years ended December 31, 2014 and 2013, as the Company incurred a net operating loss for income tax.

The Company has tax losses that may be applied against future taxable income. The potential tax benefits arising from these losses carryforwards, which expire beginning the year 2028, are offset by a valuation allowance due to the uncertainty of profitable operations in the future. During the period from March 24, 2008 (inception) to December 31, 2014, the Company had tax net operating losses of $3,365,780. The statutory tax rates for fiscal years 2014 and 2013 are 35%.

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, 2014 and 2013 are presented below:

	Year Ended December 31,
	2014	2013
Net operating losses carryforwards	$1,140,226	$419,000
Less: valuation allowance	(1,140,226)	(419,000)
Deferred tax assets, net	$-	$-